UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08659

The Henssler Funds Inc.
(Exact name of registrant as specified in charter)

3735 Cherokee Street, Kennesaw, Georgia		30144
(Address of principal executive offices)		(Zip code)

Gene W. Henssler, 3735 Cherokee Street, Kennesaw, Georgia 30144
(Name and address of agent for service)

With copy to: Reinaldo Pascual, Esq., Kilpatrick Stockton LLP, 1100 Peachtree Street, N.E., Suite 2800 Atlanta, Georgia 30309

Registrant's telephone number, including area code:		(800) 936-3863

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2006

Item 1 – Schedule of Investments.

Schedule of Investments
The Henssler Equity Fund
Schedule of Investments, July 31, 2006

DESCRIPTION	SHARES	VALUE
COMMON STOCKS - 91.98%

Consumer Discretionary - 9.34%
Building-Residential/Commercial - 1.53%
Lennar Corp.	42,300	1,892,079

Consumer Products Miscellaneous - 1.06%
Fortune Brands, Inc.	18,000	1,305,360

Multimedia - 2.84%
Walt Disney Co.	118,325	3,513,069

Retail-Major Department Stores - 3.91%
Lowe’s Companies, Inc.	41,500	1,176,525
Target Corp.	79,870	3,667,631
		4,844,156

Total Consumer Discretionary		11,554,664

Consumer Staples - 13.11%
Beverages-Non-Alcoholic - 3.98%
PepsiCo, Inc.	77,675	4,923,041

Consumer Products - 2.45%
Church & Dwight, Inc	83,000	3,029,500

Cosmetic & Toiletries - 2.29%
Procter & Gamble Co.	50,500	2,838,100

Food-Wholesale/Distribution - 1.98%
Sysco Corp.	88,950	2,455,020

Retail-Drug Stores - 2.41%
Walgreen Co.	63,770	2,983,161

Total Consumer Staples		16,228,822

Energy - 6.58%
Oil & Gas - 1.06%
Apache Corp.	18,600	1,310,742

Oil Company-Integrated - 5.52%
BP p.l.c. - ADR	28,400	2,059,568
Exxon Mobil Corp.	70,514	4,776,618
		6,836,186

Total Energy		8,146,928

Financials - 22.62%
Commercial Banks-Southern U.S. - 2.06%
Synovus Financial Corp.	90,000	2,543,400

Finance-Diversified Services - 3.71%
Citigroup, Inc.	95,000	4,589,450

Financial Services-Consumer Lending - 0.89%
SLM Corp.	22,000	1,106,600

Insurance-Multi-Line - 2.40%
Lincoln National Corp.	52,400	2,970,032

Investment Management/Advisory Services - 7.28%
Goldman Sachs Group, Inc.	36,600	5,590,650
T. Rowe Price Group, Inc.	82,600	3,412,206
		9,002,856

Money Center Banks - 6.28%
Bank of America Corp.	114,600	5,905,338
The Bank of New York Co. Inc	55,500	1,865,355
		7,770,693

Total Financials		27,983,031

Healthcare - 14.51%
Healthcare-Distributor & Services - 2.43%
Omnicare, Inc.	66,500	3,009,790

Medical Instruments - 1.40%
Stryker Corp.	38,000	1,729,380

Medical Products - 4.58%
Baxter International, Inc.	40,000	1,680,000
Johnson & Johnson	63,670	3,982,559
		5,662,559

Medical-Drugs - 2.06%
Teva Pharmaceutical Industries Ltd. ADR	77,175	2,552,949

Medical-HMO - 4.04%
UnitedHealth Group, Inc.	104,600	5,003,018

Total Healthcare		17,957,696

Industrials - 13.42%
Auto-Medium & Heavy Duty Trucks - 3.05%
PACCAR, Inc.	46,843	3,782,572

Diversified Industrials - 1.92%
3M Co.	33,700	2,372,480

Diversified Manufacturing - 8.45%
Emerson Electric Co.	48,000	3,788,160
General Electric Co.	85,535	2,796,139
Illinois Tool Works, Inc.	84,600	3,868,758
		10,453,057

Total Industrials		16,608,109

Information Technology - 12.40%
Computer Software - 2.33%
Microsoft Corp.	119,900	2,881,197

Computer-Micro - 1.66%
International Business Machines Corp.	26,600	2,059,106

Data Processing/Management - 1.59%
Automatic Data Processing, Inc.	45,000	1,969,200

Electronic Components-Semiconductors - 2.50%
Applied Materials, Inc.	127,700	2,009,998
Intel Corp.	60,440	1,087,920
		3,097,918
Networking Products - 1.41%
Cisco Systems, Inc. *	97,500	1,740,375

Office Automation & Equipment - 1.70%
Diebold, Inc. *	52,000	2,100,800

Semi-Conductor - 1.21%
Maxim Integrated Products, Inc.	51,000	1,498,380
Total Information Technology		15,346,976

TOTAL COMMON STOCKS (IDENTIFIED COST $91,346,150)		113,826,226

EXCHANGE TRADED FUNDS - 7.63%
Chemical-Diversified - 3.22%
Materials Select Sector SPDR *	129,000	3,986,100

Oil Company-Integrated - 4.41%
Energy Select Sector SPDR	93,000	5,454,450

TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $7,641,837)		9,440,550

	AMOUNT	VALUE
SHORT TERM INVESTMENTS - 0.45%
Fifth Third Institutional Money Market Fund, 5.10%†	561,668	561,668

TOTAL SHORT TERM INVESTMENTS (IDENTIFIED COST $561,668)		561,668

TOTAL INVESTMENTS (100.06%) (IDENTIFIED COST $99,549,655)		123,828,444

TOTAL LIABILITIES LESS OTHER ASSETS (0.06%)		(70,351)

TOTAL NET ASSETS (100.00%)		$123,758,093

* Non-income producing security.

ADR - American Depository Receipt

† Variable Rate Security, the coupon rate shown represents the rate at July 31, 2006

Gross appreciation (excess of value over tax cost)	26,200,112
Gross depreciation (excess of tax cost over value)	(1,945,416)
Net unrealized appreciation/(depreciation)	24,254,696

Cost of investments for income tax purposes	99,573,748

Item 2 - Controls and Procedures.

(a)                                  The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Henssler Funds Inc.

By:	/s/ Gene W. Henssler
Gene W. Henssler
President, Principal Executive
Officer

Date:	September 28, 2006

By:	/s/ Patricia T. Henssler
Patricia T. Henssler
Principal Financial Officer

Date:	September 28, 2006

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